Lease liabilities (Tables)	6 Months Ended
Feb. 28, 2025
Lease Liabilities
Schedule of carrying amounts of lease liabilities

Amount
As at August 31, 2024	$1,343
Additions	2,147
Accretion of lease liabilities (Note 22)	158
Lease payments	(517)
Foreign exchange	(2)
As at February 28, 2025	$3,129

Schedule of lease liabilities

	February 28, 2025	August 31, 2024
Current portion of lease liabilities	$1,068	$401
Lease liabilities	2,061	942
Balance at end of period	$3,129	$1,343

Schedule of statement of income and comprehensive income

	Three months ended February 28, 2025	Three months ended February 29, 2024	Six months ended February 28, 2025	Six months ended February 29, 2024
Depreciation expense for right-of-use assets (Note 7)	$224	$16	$386	$27
Accretion of lease liabilities (Note 22)	88	1	158	2
Total amount	$312	$17	$544	$29

Schedule of lease commitments

Amount
Not later than one month	$116
Later than one month and not later than three months	233
Later than three months and not later than one year	1,062
Later than one year and not later than five years	2,260
Total undiscounted lease commitments	$3,671